UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-08231

Spirit of America Investment Fund, Inc
(Exact name of registrant as specified in charter)

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006
(Address of principal executive offices) (Zip code)

SSH Securities, Inc.

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (516) 390-5565

Date of fiscal year end:  October 31

Date of reporting period: July 1, 2003- June 30, 2004

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2003 TO JUNE 30, 2004

FORM N-PX SPREADSHEET*

REGISTRANT NAME: Spirit of America Investment Fund, Inc
INVESTMENT COMPANY ACT FILE NUMBER: 811-08231
REPORTING PERIOD: 07/01/2003 - 06/30/2004
REGISTRANT ADDRESS: 477 Jericho Turnpike, P.O. Box 9006, Syosset, NY 11791-9006
NAME OF SERIES (AS APPLICABLE): Spirit of America Value Fund

Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer / Shareholder	Whether Fund Cast Vote on Matter	Fund's Vote For or Against Proposal, or Abstain; For or Withhold Regarding Election of Directors	Whether Vote Was For or Against Management
Capital One Financial Corp	COF	14040H105	4/29/2004	Directors & Stock Incentive	Issuer	Yes	For	For Mgmt.
Colgate-Palmolive Co	CL	194162103	5/7/2004	Executive Plan & Golden Parachute	Issuer & Shareholder	Yes	For 1; For 2	For Mgmt.; For Shareholders
Keycorp	KEY	493267108	5/13/2004	Comp. Plan & Performance Plan	Issuer	Yes	For	For Mgmt
Consolidated Edison Inc	ED	209115104	5/17/2004	Directors & Auditors	Issuer	Yes	For	For Mgmt.
BANK ONE CORP	ONE	06423A103	5/25/2004	Merger w/ JP Morgan Chase	Issuer	Yes	For	For Mgmt.
Bank of America Corp	BAC	060505104	5/26/2004	Directors & Charitable Contrib.	Issuer & Shareholder	Yes	For	For Mgmt.

*Complete for each series of the Registrant, as applicable.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Spirit of America Investment Fund, Inc

By (Signature and Title)*	/s/ David Lerner

David Lerner, Principal Executive Officer
(Principal Executive Officer)

Date	August 9, 2004

*Print the name and title of each signing officer under his or her signature.